GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

9. GOODWILL

        In 2011, the Company acquired the SPB Software group (Note 16). In 2010, the Company completed the acquisition of a 100% ownership interest in GIS Technology LLC (Note 16). These acquisitions were accounted for as purchase business combinations resulting in the recognition of RUR 470 and RUR 62 of acquired goodwill, respectively. The changes in the carrying amount of goodwill are as follows:

	2010	2011	2011
	RUR	RUR	$
Balance at the beginning of the period	597	662	20.6
Goodwill acquired	65	470	14.6
Balance at the end of the period	662	1,132	35.2

        The Company has not recorded any impairment on goodwill.